Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov. 01, 2011
Allianz RCM Global Small-Cap Fund (First Prospectus Summary) | Allianz RCM Global Small-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz RCM Global Small-Cap Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2011 was 116%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	116.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with market capitalizations comparable to those of companies included in the MSCI World Small-Cap Index
(between $41 million and $6.6 billion as of September 1, 2011).
Under normal market and other conditions, the Fund expects to maintain a weighted-average market capitalization between 50% and
200% of the weighted-average market capitalization of the
securities in the MSCI World Small-Cap Index, which as of
September 1, 2011 would permit the Fund to maintain a
weighted-average market capitalization ranging from $1.0 billion to
$3.9 billion. The Fund normally invests in companies organized or headquartered in at least eight different countries (one of which may be the United States) and expects that the majority of its
non-U.S. investments will normally be in Japan and Western Europe.
The Fund will normally invest no more than 25% of its assets in issuers that are organized or headquartered in any one country outside the U.S., other than France, Germany, Japan and the United
Kingdom. The Fund may invest up to 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). Regional
portfolio managers in the United States, Europe and Asia
collaborate to produce a portfolio that is believed likely to have the best investment opportunities from each of those regions. The portfolio managers develop forecasts of economic growth, inflation and interest rates that are used to help identify regions and countries that are likely to offer the best investment
opportunities. The portfolio managers may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which a company is located. The portfolio managers ordinarily look for the following characteristics: higher than average growth and strong potential for capital appreciation;
substantial capacity for growth in revenue through either an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development;
and differentiated or superior products and services or a steady stream of new products and services. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign
currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit
Risk (an issuer or counterparty may default on obligations);
Derivatives Risk (derivative instruments are complex, have
different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer
information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower
investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class.
Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the
particular share class of the Fund. These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor class and/or the
predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the
Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance
Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P and Class D performance would be lower than
Institutional Class performance because of the lower expenses paid by Institutional
Class shares.

Bar Chart, Closing	rr_BarChartClosingTextBlock
More Recent Return Information

1/1/11-9/30/11                  -13.31%

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    26.31%

Lowest 10/01/2008-12/31/2008    -28.49%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz RCM Global Small-Cap Fund (First Prospectus Summary) | Allianz RCM Global Small-Cap Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(13.31%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.49%)
Allianz RCM Global Small-Cap Fund | MSCI World Small-Cap Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Small-Cap Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1996
Allianz RCM Global Small-Cap Fund | Lipper Global Small-/Mid-Cap Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Global Small-/Mid-Cap Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1996
Allianz RCM Global Small-Cap Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,523
Annual Return 2001	rr_AnnualReturn2001	(25.05%)
Annual Return 2002	rr_AnnualReturn2002	(17.39%)
Annual Return 2003	rr_AnnualReturn2003	57.28%
Annual Return 2004	rr_AnnualReturn2004	22.97%
Annual Return 2005	rr_AnnualReturn2005	19.04%
Annual Return 2006	rr_AnnualReturn2006	20.74%
Annual Return 2007	rr_AnnualReturn2007	5.36%
Annual Return 2008	rr_AnnualReturn2008	(53.05%)
Annual Return 2009	rr_AnnualReturn2009	43.81%
Annual Return 2010	rr_AnnualReturn2010	31.17%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	31.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1996
Allianz RCM Global Small-Cap Fund | Institutional | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	31.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1996
Allianz RCM Global Small-Cap Fund | Institutional | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.25%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1996
Allianz RCM Global Small-Cap Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.35%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	431
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	745
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,635
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	31.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.33%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1996
Allianz RCM Global Small-Cap Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.35%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	164
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	508
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	876
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,911
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class D - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	30.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1996

[1]	"Management Fees" reflect the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC ("AGIFM") under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year, and investment advisory fees have been restated to reflect current fee rates.